Financing Expenses	12 Months Ended
Dec. 31, 2025
Financing Expenses
Financing Expenses

9. Financing Expenses

Financing expenses consist of the following:

($ millions)	2025	2024
Interest on debt	628	684
Interest on lease liabilities	268	256
Capitalized interest at 5.8% (2024 – 5.8%)	(198)	(317)
Interest expense	698	623
Interest on partnership liability	45	47
Interest on pension and other post-retirement benefits	(3)	24
Accretion	576	592
Foreign exchange (gain) loss on U.S. dollar denominated debt and leases	(403)	714
Operational foreign exchange and other	167	(260)
Loss on extinguishment of long-term debt	—	170
	1 080	1 910